Intangible assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013	Dec. 06, 2018	Jul. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 3,535,240	SFr 1,629,100
Amortization expense	0	0
Impairment loss	0	0
At cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,535,240	1,629,100				SFr 1,482,520
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,482,520	1,482,520
Licenses | At cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,482,520	1,482,520				1,482,520
Milestone payment intangible			SFr 1,125,000
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
IP & Data rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	193,989	146,580		SFr 47,409
IP & Data rights | At cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	193,989	146,580			SFr 146,580	0
IP & Data rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,858,731	0
Increase (decrease) through other changes, intangible assets other than goodwill	1,858,731
Internally generated | At cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,858,731	0				SFr 0
Internally generated | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 0	SFr 0